Investment Strategy	Sep. 23, 2025
FolioBeyond Alternative Income and Interest Rate Hedge ETF
Prospectus [Line Items]
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in income producing fixed income securities exhibiting alternative income characteristics (“Alternative Fixed-Income Investments”). For purposes of this policy, the Fund considers interest-only mortgage-backed securities (“MBS IOs”) to be Alternative Fixed-Income Investments because they are not traditional fixed-income securities (e.g., corporate bonds or municipal bonds) and, unlike traditional fixed income securities, the holders of MBS IOs are not entitled to receive any principal payments.